Document and Entity Information (USD $)	6 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Blue Star Entertainment Technologies, Inc.
Document Type	6-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001439133
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	560,020,000
Entity Public Float	$ 500,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BLUE STAR ENTERTAINMENT TECHNOLOGIES, INC BALANCE SHEETS (Unaudited) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 3,413
Accounts receivable	3,200
Total current assets	6,613
Total Assets	6,613
Accounts payable	3,343
Accrued Expenses	1,455
Related party payables	21,352	31,298
Total current liabilities	26,150	31,298
Common stock	84,452	30,000
Retained earnings (Accumulated Deficit)	(103,989)	(61,928)
Total shareholders' equity	(19,537)	(31,928)
TOTAL LIABILITIES AND EQUITY	$ 6,613

BLUE STAR ENTERTAINMENT TECHNOLOGIES, INC. - STATEMENTS OF INCOME (unaudited) (USD $)	6 Months Ended		43 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenue	$ 9,600		$ 9,600
Cost of Sales	3,908		3,908
Gross Margin	5,692		5,692
Expenses
General & administrative	25,474	4,800	93,382
Total expenses	25,474	4,800	93,382
Net loss	$ (19,782)	$ (4,800)	$ (103,989)
Basic and diluted loss per common share	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding	496,135,495	15,500,000

BLUE STAR ENTERTAINMENT TECHNOLOGIES, INC- STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	43 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Net loss	$ (19,782)	$ (103,989)
Increase (decrease) in Accrued Expenses	500	1,455
Increase (decrease) in accounts payable	3,343	3,343
Increase in related party payable	(31,900)	21,532
Net cash used in operating activities	(51,039)	(81,039)
Issuance of shares in debt cancellation	53,252	53,252
Issuance of shares for services	1,200	1,200
Proceeds from issuance of stock		30,000
Net cash provided by financing activities	54,452	84,452
Net increase in cash	3,413	3,413
Cash at end of period	3,413	3,413
Inssuance of common stock for professional and consulting services	$ 1,200	$ 1,200

Interim Reporting	3 Months Ended
Jun. 30, 2011
Interim Reporting
Quarterly Financial Information [Text Block]

The interim financial statements of the Company are unaudited and, in the opinion of management, reflect all adjustments necessary (which are normal and recurring) to state fairly the Company's financial position as of December 31, 2011 and 2010 and the results of operations and cash flows for the six months ended December 31,  2011 and 2010. These financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company's Annual Report on Form 20-F for the year ended June 30, 2011, as filed with the Securities and Exchange Commission. The results of operations for interim periods should not be regarded as necessarily indicative of the results that may be expected for the entire year.